GOING CONCERN (Details Narrative)		1 Months Ended		12 Months Ended
	Mar. 09, 2023 USD ($)	Sep. 30, 2022 USD ($)	May 18, 2022 USD ($) $ / shares $ / bbl shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 31, 2022 $ / shares
Accumulated deficit				$ (78,327,845)	$ (57,471,492)
Convertible notes payable				2,005,000
Net cash used in operating activities				$ (6,156,172)	$ (3,688,302)
Underwritten public offering units issued | shares			2,352,942
Underwritten public offering, price per unit | $ / bbl			4.25
Common Stock, par value | $ / shares			$ 0.00001	$ 0.00001	$ 0.00001
Net proceeds from the sale of an underwritten public offering			$ 8,700,000
Original Issue Discount Convertible Debenture				18.00%
Convertible notes payable loan balance				$ 3,048,781
Net offering proceeds from loan				19,646,000
Accrued interest				$ 2,439,000
Convertible notes payable annual interest rate				12.00%
Principal balances of convertible notes due, December 31, 2022				$ 2,005,000
Principal balances of convertible notes due, March 2023				1,100,000
Principal balances of convertible notes due, April 2023				155,000
Principal balances of convertible notes due, May 2023				$ 750,000
Description of note payment				the Company paid $600,000 of the notes that matured as of that date. On March 31, 2023, the Company will pay $500,000 of the notes due on that date. On March 13, 2023, the Company provided a 30-day notice to the note holders with amounts due on April 16, 2023 and May 31, 2023, that it will prepay the principal and all accrued interest due on April 12, 2023. The March 2023 Debt Offering requires that the $2,005,000 of the convertible notes payable due in March, April and May 2023 be paid by April 24, 2023.
Common stock closing price per share | $ / shares				$ 9.00		$ 6.00
Net proceeds from a Debt Offering				$ 0	$ 2,500,000
Senior Convertible Debt [Member]
Warrants exercise price | $ / shares				$ 2.52
Net proceeds from a Debt Offering	$ 2,500,000
Original Issue Discount Convertible Notes				15.00%
Received from the Purchasers				$ 3,000,000
Exchange issued the Notes in principal amounts				$ 3,529,412
Issued Warrants to purchase to common stock | shares				386,998
Common stock at conversion price | $ / shares				$ 2.28
Interest rate				5.00%
Maturity date				Mar. 10, 2025
PIPE Offering [Member]
Warrants exercise price | $ / shares				$ 2.125
Common warrants exercised | shares				1,647,564
Received of proceeds net of issuance costs		$ 5,120,000		$ 3,328,000
Proceeds from PIPE Offering				$ 5,140,000